UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

Name and address of agent for service:

Gregory Orrell

Orrell Capital Management, Inc.

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

Registrant’s telephone number: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

OCM Gold Fund

Schedule of Investments

As of August 31, 2018

(Unaudited)

Shares			Value
	COMMON STOCKS	100.2%
	Major Gold Producers	33.2%
69,000	Agnico Eagle Mines Ltd.		$2,381,880
110,000	AngloGold Ashanti Ltd. ADR		870,100
200,000	Kinross Gold Corp.*		600,000
70,000	Newmont Mining Corp.		2,172,100
35,000	Randgold Resources Ltd. ADR		2,285,150
			8,309,230
	Intermediate/Mid-Tier Gold Producers	14.7%
200,000	Alamos Gold, Inc.		878,000
300,000	B2Gold Corp.*		703,448
100,000	Centerra Gold, Inc.*		427,586
75,000	Endeavour Mining Corp.*		1,138,506
100,000	Tahoe Resources, Inc.		344,062
55,000	Tahoe Resources, Inc.^		189,200
			3,680,802
	Junior Gold Producers	34.7%
400,000	Alacer Gold Corp.*		723,372
260,000	Argonaut Gold, Inc.*		362,605
450,000	Atlantic Gold Corp.*		603,448
400,000	Dacian Gold Ltd.*		670,022
250,000	Dundee Precious Metals, Inc.*		545,977
150,000	Fortuna Silver Mines, Inc.*		687,356
570,000	Gascoyne Resources Ltd.*		124,982
6,000,000	Jaguar Mining, Inc.*		965,517
1,000,000	Perseus Mining Ltd.*		260,537
550,000	Roxgold, Inc.*		408,812
325,000	SEMAFO, Inc.*		814,368
1,000,000	Wesdome Gold Mines Ltd.*		2,513,410
			8,680,406
	Exploration and Development Companies	4.6%
2,000,000	Emmerson Resources Ltd.*		94,896
2,000,000	Intermin Resources Ltd.*		244,428
500,000	Oklo Resources Ltd.*		98,850
2,000,000	Royal Road Minerals Ltd.*		134,099
4,578,755	RTG Mining, Inc.*		362,087
200,000	Steppe Gold Ltd.*		191,571
3,219,040	Sutter Gold Mining, Inc.*		30,834
			1,156,765

	Royalty/Streaming Companies	13.0%
20,000	Royal Gold, Inc.		$1,525,200
100,000	Wheaton Precious Metals Corp.		1,713,410
			3,238,610
	Total Common Stocks (Cost $14,854,526)		25,065,813

	EXCHANGE TRADED FUND	0.5%
1,000	SPDR Gold Shares*		113,510
	Total Exchange Traded Fund (Cost $44,210)		113,510

	WARRANTS	0.0%
	Exploration and Development Companies	0.0%
1,000,000	Emmerson Resources Ltd.* † Exercise Price 0.14 AUD, Exp. 9/30/2020		—
200,000	Steppe Gold Ltd.* † Exercise Price 2.34 CAD, Exp. 5/22/2020		—
			—
	Total Warrants (Cost $0)		—

	SHORT-TERM INVESTMENT	0.0%
11,669	UMB Money Market Fiduciary, 0.25%		11,669

	Total Short-Term Investment (Cost $11,669)		11,669

	Total Investments (Cost $14,910,405)	100.7%	25,190,992
	Liabilities less Other Assets	(0.7)%	(162,855)

	TOTAL NET ASSETS	100.0%	$25,028,137

ADR – American Depository Receipt.

AUD – Australian Dollars.

CAD – Canadian Dollars.

*	Non-income producing security.

^	Denoted investment is a Canadian security traded on U.S. stock exchange.

†	Illiquid security. The total illiquid securities represent 0.00% of net assets.

Note 1. Organization

OCM Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the “Fund”). The Fund is a non-diversified fund. The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price (“NOCP”). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Trust’s Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Major Gold Producers	$8,309,230	$-	$-	$8,309,230
Intermediate/Mid-Tier Gold Producers	3,680,802	-	-	3,680,802
Junior Gold Producers	8,680,406	-	-	8,680,406
Exploration and Development Companies	1,156,765	-	-	1,156,765
Royalty/Streaming Companies	3,238,610	-	-	3,238,610
Exchange Traded Fund	113,510	-	-	113,510
Warrants	-	-	-	-
Short-Term Investment	11,669	-	-	11,669
Total	$25,190,992	$-	$-	$25,190,992

The Fund held two Level 2 securities at August 31, 2018. Emmerson Resources Ltd. and Steppe Gold Ltd., both Warrants, are being valued at intrinsic value, in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers at period end.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders to relieve it from all or substantially all federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding on the applicable county’s tax rules and rate.

Accounting for Uncertainty in Income Taxes (“Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of August 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2014-2018 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended August 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3. Federal Income Tax Information

At August 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,513,701
Unrealized appreciation	$11,441,280
Unrealized depreciation	(1,763,989)
Net unrealized appreciation on investments	$9,677,291

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

Note 4. Illiquid Securities

The Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in the Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

Note 5. Subsequent Events

Management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	October 16, 2018